Convertible Preference Shares of Subsidiary (Details) - Transactions, along with the issuance of Series C CPS (USD $)				6 Months Ended										6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 07/18/2008 [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Jun. 30, 2013 11/27/2008 [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Jun. 30, 2013 06/08/2009 [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 03/09/2010 [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 09/23/2009 [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 05/13/2010 [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 09/18/2009 [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 03/10/2011 [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Jun. 30, 2013 Subtotal [Member]	Dec. 31, 2012 Subtotal [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)				444,444	444,444	111,111	111,111	222,222	222,222	188,057	3,233,734	4,977,345	10	1,743,611	1,743,611
Initial Investor				MTDC	MTDC	EEV	EEV	PMSB	PMSB	KMP	MTDC
Issuance Date				Jul. 18, 2008	Nov. 27, 2008	Jun. 08, 2009	Mar. 09, 2010	Sep. 23, 2009	May 13, 2010	Sep. 18, 2009	Mar. 10, 2011
Gross Proceeds				$ 1,000,000	$ 1,000,000	$ 250,000	$ 250,000	$ 500,000	$ 500,000	$ 423,128	$ 5,000,000	$ 8,923,128		$ 3,923,128	$ 3,923,128
Issuance Costs				(30,000)	(30,000)	(19,393)	(8,929)	(7,500)	(5,000)	(11,319)	(6,272)	(118,413)		(112,141)	(112,141)
Exchange Gain (Loss)						(18,029)	(3,005)				58,575	37,541		(21,034)	(21,034)
Net Cash Proceeds				$ 970,000	$ 970,000	$ 212,578	$ 238,066	$ 492,500	$ 495,000	$ 411,809	$ 5,052,303	$ 8,842,256		$ 3,789,953	$ 3,789,953
Exchange Date						08/17/2010	08/17/2010			09/29/2010
CPS Outstanding (in Shares)	2,937,500	2,937,500	2,937,500	444,444	444,444			222,222	222,222		3,233,734	4,567,066		1,333,332	1,333,332